JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 97.5%
Aerospace & Defense — 4.0%
BAE Systems plc (United Kingdom) 3.40%, 4/15/2030(a)	8,255	9,320
Boeing Co. (The)
4.51%, 5/1/2023	13,050	13,995
4.88%, 5/1/2025	4,515	5,040
2.25%, 6/15/2026	5,780	5,798
5.04%, 5/1/2027	6,619	7,581
3.25%, 2/1/2028	3,820	3,979
3.63%, 2/1/2031	1,750	1,847
3.60%, 5/1/2034	1,453	1,467
3.25%, 2/1/2035	3,855	3,776
5.71%, 5/1/2040	2,735	3,452
3.38%, 6/15/2046	1,000	923
Howmet Aerospace, Inc.
5.13%, 10/1/2024	100	109
5.90%, 2/1/2027	200	232
L3Harris Technologies, Inc. 4.40%, 6/15/2028	940	1,126
Leidos, Inc.
4.38%, 5/15/2030(a)	5,461	6,497
2.30%, 2/15/2031(a)	3,020	3,065
Lockheed Martin Corp.
4.07%, 12/15/2042	1,923	2,506
3.80%, 3/1/2045	1,750	2,211
2.80%, 6/15/2050	2,290	2,508
Northrop Grumman Corp. 3.25%, 1/15/2028	4,957	5,596
Raytheon Technologies Corp.
4.13%, 11/16/2028	13,570	16,176
4.45%, 11/16/2038	3,595	4,638
3.75%, 11/1/2046	855	1,037
4.35%, 4/15/2047(a)	160	207
Spirit AeroSystems, Inc. 7.50%, 4/15/2025(a)	85	91

		103,177

Air Freight & Logistics — 0.0%(b)
XPO Logistics, Inc. 6.75%, 8/15/2024(a)	245	260

Auto Components — 0.0%(b)
American Axle & Manufacturing, Inc. 6.25%, 4/1/2025	180	187
Dana Financing Luxembourg SARL 6.50%, 6/1/2026(a)	200	210
Icahn Enterprises LP 6.25%, 5/15/2026	230	240

		637

Automobiles — 0.8%
General Motors Co.
4.88%, 10/2/2023	4,565	5,046
6.13%, 10/1/2025	226	272
5.00%, 4/1/2035	640	758
5.20%, 4/1/2045	865	1,054
5.40%, 4/1/2048	585	738
Hyundai Capital America
1.25%, 9/18/2023(a)	4,700	4,734
1.80%, 10/15/2025(a)	1,675	1,695
2.38%, 10/15/2027(a)	2,500	2,577
Volkswagen Group of America Finance LLC (Germany)
3.20%, 9/26/2026(a)	900	994
3.75%, 5/13/2030(a)	3,000	3,483

		21,351

Banks — 17.3%
AIB Group plc (Ireland)
4.75%, 10/12/2023(a)	4,085	4,492
(ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025(a)(c)	920	1,003
Australia & New Zealand Banking Group Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.29%), 2.95%, 7/22/2030(a)(c)	3,366	3,536
Banco Bilbao Vizcaya Argentaria SA (Spain) 1.13%, 9/18/2025	3,400	3,411
Banco Santander SA (Spain)
2.71%, 6/27/2024	3,800	4,045
4.25%, 4/11/2027	5,600	6,429
Bank of America Corp.
Series U, (ICE LIBOR USD 3 Month + 3.14%), 5.20%, 6/1/2023(c)(d)(e)	6,650	6,849
Series Z, (ICE LIBOR USD 3 Month + 4.17%), 6.50%, 10/23/2024(c)(d)(e)	1,301	1,467
4.00%, 1/22/2025	2,740	3,066
Series L, 3.95%, 4/21/2025	9,190	10,306
Series L, 4.18%, 11/25/2027	7,070	8,158
(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028(c)	17,500	20,016
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028(c)	9,525	10,863
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028(c)	18,860	21,223
(ICE LIBOR USD 3 Month + 1.19%), 2.88%, 10/22/2030(c)	1,745	1,907
(SOFR + 1.37%), 1.92%, 10/24/2031(c)	1,280	1,290
(ICE LIBOR USD 3 Month + 1.81%), 4.24%, 4/24/2038(c)	75	94
(SOFR + 1.93%), 2.68%, 6/19/2041(c)	7,505	7,835
Barclays plc (United Kingdom)
(USD Swap Semi 5 Year + 4.84%), 7.75%, 9/15/2023(c)(d)(e)	400	430
4.84%, 5/9/2028	2,106	2,396

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
BNP Paribas SA (France)
3.80%, 1/10/2024(a)		1,200	1,309
(ICE LIBOR USD 3 Month + 2.24%), 4.70%, 1/10/2025(a)(c)		700	777
4.38%, 9/28/2025(a)		2,610	2,966
(SOFR + 2.07%), 2.22%, 6/9/2026(a)(c)		2,120	2,209
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 2.59%, 8/12/2035(a)(c)		2,705	2,726
CIT Group, Inc. 6.13%, 3/9/2028		250	307
Citigroup, Inc.
Series Q, (ICE LIBOR USD 3 Month + 4.10%), 4.32%, 2/15/2021(c)(d)(e)		1,357	1,352
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023(c)(d)(e)		838	882
(ICE LIBOR USD 3 Month + 4.23%), 5.90%, 2/15/2023(c)(d)(e)		85	90
Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024(c)(d)(e)		2,580	2,741
Series V, (SOFR + 3.23%), 4.70%, 1/30/2025(c)(d)(e)		2,851	2,912
4.30%, 11/20/2026		6,179	7,149
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028(c)		24,565	27,976
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028(c)		2,045	2,318
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028(c)		7,670	8,669
(SOFR + 1.42%), 2.98%, 11/5/2030(c)		5,000	5,452
(SOFR + 3.91%), 4.41%, 3/31/2031(c)		3,050	3,679
(SOFR + 2.11%), 2.57%, 6/3/2031(c)		4,595	4,890
5.30%, 5/6/2044		200	282
Commonwealth Bank of Australia (Australia)
4.50%, 12/9/2025(a)		6,750	7,723
3.74%, 9/12/2039(a)		200	231
Cooperatieve Rabobank UA (Netherlands) 3.75%, 7/21/2026		6,950	7,818
Credit Agricole SA (France)
3.25%, 10/4/2024(a)		8,000	8,685
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025(a)(c)(d)(e)		400	483
(SOFR + 1.68%), 1.91%, 6/16/2026(a)(c)		1,635	1,688
4.13%, 1/10/2027(a)		525	603
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.73%), 5.00%, 1/12/2023(a)(c)		3,405	3,548
5.38%, 1/12/2024(a)		500	563
(ICE LIBOR USD 3 Month + 1.59%), 3.24%, 12/20/2025(a)(c)		860	919
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.62%, 9/11/2026(a)(c)		6,635	6,652
Fifth Third Bancorp Series J, (ICE LIBOR USD 3 Month + 3.13%), 3.35%, 1/7/2021(c)(d)(e)		2,750	2,570
Fifth Third Bank NA 3.85%, 3/15/2026		270	306
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.21%), 3.80%, 3/11/2025(c)		1,095	1,192
(USD ICE Swap Rate 5 Year + 4.37%), 6.37%, 3/30/2025(c)(d)(e)		320	348
(ICE LIBOR USD 3 Month + 1.14%), 2.63%, 11/7/2025(c)		3,520	3,711
4.30%, 3/8/2026		650	746
(SOFR + 1.54%), 1.64%, 4/18/2026(c)		1,400	1,420
(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026(c)		7,020	7,947
(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028(c)		5,000	5,673
(SOFR + 1.73%), 2.01%, 9/22/2028(c)		9,460	9,612
4.95%, 3/31/2030		3,815	4,744
(SOFR + 2.39%), 2.85%, 6/4/2031(c)		3,779	4,031
(SOFR + 1.95%), 2.36%, 8/18/2031(c)		3,150	3,241
KBC Group NV (Belgium) (EUR Swap Annual 5 Year + 4.69%), 4.75%, 3/5/2024(c)(d)(e)(f)	EUR	200	255
KeyBank NA 3.40%, 5/20/2026		295	329
Lloyds Banking Group plc (United Kingdom) 4.58%, 12/10/2025		3,568	4,014
Mizuho Financial Group, Inc. (Japan) (ICE LIBOR USD 3 Month + 0.83%), 2.23%, 5/25/2026(c)		3,000	3,146

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
National Australia Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034(a)(c)		850	951
Natwest Group plc (United Kingdom)
6.13%, 12/15/2022		4,005	4,401
6.00%, 12/19/2023		6,000	6,815
5.13%, 5/28/2024		5,000	5,591
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025(c)(d)(e)		2,758	3,017
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.99%), 5.12%, 5/12/2027(c)(d)(e)	GBP	453	623
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028(c)		3,465	3,741
Societe Generale SA (France)
4.25%, 4/14/2025(a)		6,870	7,562
4.75%, 11/24/2025(a)		6,735	7,567
4.25%, 8/19/2026(a)		3,350	3,721
4.00%, 1/12/2027(a)		4,455	4,999
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030(a)(c)(d)(e)		8,575	8,891
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.65%, 7/8/2035(a)(c)		2,125	2,231
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023(a)(c)		500	520
(ICE LIBOR USD 3 Month + 1.56%), 3.79%, 5/21/2025(a)(c)		3,220	3,484
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026(a)(c)		4,405	4,641
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 4.64%, 4/1/2031(a)(c)		3,470	4,171
Sumitomo Mitsui Financial Group, Inc. (Japan) 2.13%, 7/8/2030		3,640	3,781
Svenska Handelsbanken AB (Sweden) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.69%), 6.25%, 3/1/2024(c)(d)(e)(f)		400	438
Truist Financial Corp.
Series P, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.61%), 4.95%, 9/1/2025(c)(d)(e)		1,427	1,563
Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.10%, 3/1/2030(c)(d)(e)		1,797	2,030
UniCredit SpA (Italy)
6.57%, 1/14/2022(a)		6,500	6,873
(EUR Swap Annual 5 Year + 2.80%), 2.73%, 1/15/2032(c)(f)	EUR	400	481
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 5.46%, 6/30/2035(a)(c)		2,450	2,682
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 0.83%), 2.41%, 10/30/2025(c)		1,215	1,280
4.10%, 6/3/2026		4,370	5,026
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027(c)		6,550	7,240
4.30%, 7/22/2027		3,624	4,224
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028(c)		18,855	21,303
(SOFR + 2.10%), 2.39%, 6/2/2028(c)		7,215	7,630
(ICE LIBOR USD 3 Month + 1.00%), 2.57%, 2/11/2031(c)		13,910	14,746
(SOFR + 2.53%), 3.07%, 4/30/2041(c)		1,015	1,104
4.40%, 6/14/2046		665	841
Westpac Banking Corp. (Australia)
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031(c)		1,706	1,930
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 2.67%, 11/15/2035(c)		3,598	3,718

			449,516

Beverages — 2.4%
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.00%, 1/17/2043		1,820	2,128
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.00%, 4/13/2028		3,655	4,283
4.38%, 4/15/2038		2,820	3,484
4.35%, 6/1/2040		4,000	4,957
4.60%, 4/15/2048		1,310	1,668
4.44%, 10/6/2048		3,550	4,443
4.50%, 6/1/2050		10,395	13,018
Coca-Cola Co. (The) 2.50%, 6/1/2040		8,155	8,790

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Constellation Brands, Inc.
3.15%, 8/1/2029		1,020	1,132
3.75%, 5/1/2050		700	821
Fomento Economico Mexicano SAB de CV (Mexico) 3.50%, 1/16/2050		2,330	2,560
Keurig Dr Pepper, Inc. 3.80%, 5/1/2050		3,000	3,612
Molson Coors Beverage Co. 4.20%, 7/15/2046		1,341	1,548
PepsiCo, Inc.
3.50%, 3/19/2040		1,520	1,850
3.60%, 8/13/2042		200	246
Pernod Ricard International Finance LLC 1.63%, 4/1/2031(a)		6,730	6,618

			61,158

Biotechnology — 2.8%
AbbVie, Inc.
3.20%, 11/21/2029		5,195	5,890
4.05%, 11/21/2039		8,640	10,473
4.63%, 10/1/2042		150	193
4.40%, 11/6/2042		3,675	4,634
4.25%, 11/21/2049		5,710	7,217
Amgen, Inc.
2.30%, 2/25/2031		3,330	3,516
3.15%, 2/21/2040		6,960	7,517
Biogen, Inc. 2.25%, 5/1/2030		11,150	11,519
Gilead Sciences, Inc.
1.65%, 10/1/2030		3,290	3,275
4.00%, 9/1/2036		2,120	2,580
2.60%, 10/1/2040		2,160	2,187
4.80%, 4/1/2044		3,600	4,742
2.80%, 10/1/2050		3,795	3,812
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030		5,855	5,757
2.80%, 9/15/2050		503	493

			73,805

Building Products — 0.1%
American Woodmark Corp. 4.88%, 3/15/2026(a)		105	107
Carrier Global Corp. 2.24%, 2/15/2025(a)		845	887
JELD-WEN, Inc. 4.88%, 12/15/2027(a)		110	116
Standard Industries, Inc. 5.00%, 2/15/2027(a)		2,000	2,098

			3,208

Capital Markets — 5.9%
Bank of New York Mellon Corp. (The) Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.35%), 3.70%, 3/20/2026(c)(d)(e)		2,570	2,620
Credit Suisse Group AG (Switzerland)
(USD Swap Semi 5 Year + 5.11%), 7.13%, 7/29/2022(c)(d)(e)(f)		390	412
(ICE LIBOR USD 3 Month + 1.24%), 4.21%, 6/12/2024(a)(c)		2,315	2,510
(SOFR + 1.56%), 2.59%, 9/11/2025(a)(c)		6,941	7,323
(SOFR + 2.04%), 2.19%, 6/5/2026(a)(c)		4,760	4,963
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.37%, 8/21/2026(a)(c)(d)(e)		570	635
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.89%), 5.25%, 2/11/2027(a)(c)(d)(e)		2,070	2,195
4.28%, 1/9/2028(a)		5,455	6,297
(SOFR + 3.73%), 4.19%, 4/1/2031(a)(c)		6,785	7,996
Deutsche Bank AG (Germany) (SOFR + 2.16%), 2.22%, 9/18/2024(c)		5,140	5,245
Goldman Sachs Group, Inc. (The)
Series M, (ICE LIBOR USD 3 Month + 3.92%), 4.13%, 1/7/2021(c)(d)(e)		478	476
3.50%, 11/16/2026		11,935	13,347
3.85%, 1/26/2027		1,295	1,480
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028(c)		17,865	20,433
(ICE LIBOR USD 3 Month + 1.16%), 3.81%, 4/23/2029(c)		9,575	11,053
3.80%, 3/15/2030		640	748
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038(c)		725	889
(ICE LIBOR USD 3 Month + 1.43%), 4.41%, 4/23/2039(c)		2,500	3,208
Macquarie Group Ltd. (Australia) (ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028(a)(c)		215	237
Mellon Capital IV Series 1, (ICE LIBOR USD 3 Month + 0.57%), 4.00%, 1/7/2021(c)(d)(e)		1,075	1,071
Morgan Stanley
Series H, (ICE LIBOR USD 3 Month + 3.61%), 3.85%, 1/15/2021(c)(d)(e)		2,914	2,900
Series J, (ICE LIBOR USD 3 Month + 3.81%), 4.05%, 1/15/2021(c)(d)(e)		4,350	4,328
1.88%, 4/27/2027	EUR	200	265
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028(c)		20,190	22,953

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
(SOFR + 1.03%), 1.79%, 2/13/2032(c)		7,280	7,330
(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 7/22/2038(c)		1,070	1,324
S&P Global, Inc. 2.30%, 8/15/2060		2,581	2,460
State Street Corp. Series F, (ICE LIBOR USD 3 Month + 3.60%), 3.85%, 3/15/2021(c)(d)(e)		3,122	3,142
UBS AG (Switzerland) 7.63%, 8/17/2022		5,600	6,234
UBS Group AG (Switzerland)
(USD Swap Semi 5 Year + 5.50%), 6.87%, 3/22/2021(c)(d)(e)(f)		260	264
(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025(c)(d)(e)(f)		450	512
(USD Swap Semi 5 Year + 4.59%), 6.87%, 8/7/2025(c)(d)(e)(f)		978	1,104
4.13%, 9/24/2025(a)		750	858
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027(a)(c)		4,370	4,414
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030(a)(c)		3,000	3,352

			154,578

Chemicals — 0.6%
Air Products and Chemicals, Inc. 2.70%, 5/15/2040		3,300	3,571
CF Industries, Inc. 4.95%, 6/1/2043		200	249
Chemours Co. (The) 7.00%, 5/15/2025		150	155
Dow Chemical Co. (The)
4.55%, 11/30/2025		2,000	2,337
2.10%, 11/15/2030		3,150	3,215
Ecolab, Inc. 2.13%, 8/15/2050		1,470	1,412
Mosaic Co. (The) 4.05%, 11/15/2027		581	653
NOVA Chemicals Corp. (Canada) 5.25%, 6/1/2027(a)		200	209
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029		550	587
Sherwin-Williams Co. (The) 3.30%, 5/15/2050		2,784	3,135
Valvoline, Inc. 4.38%, 8/15/2025		170	176
W.R. Grace & Co.-Conn. 4.88%, 6/15/2027(a)		725	760

			16,459

Commercial Services & Supplies — 0.3%
ACCO Brands Corp. 5.25%, 12/15/2024(a)		170	174
ADT Security Corp. (The) 4.13%, 6/15/2023		200	211
Aramark Services, Inc. 4.75%, 6/1/2026		100	102
Brink’s Co. (The)
5.50%, 7/15/2025(a)		350	374
4.63%, 10/15/2027(a)		185	195
Nielsen Finance LLC 5.00%, 4/15/2022(a)		37	37
Prime Security Services Borrower LLC 5.75%, 4/15/2026(a)		1,177	1,277
Republic Services, Inc.
3.38%, 11/15/2027		3,560	4,052
3.05%, 3/1/2050		670	743

			7,165

Communications Equipment — 0.0%(b)
CommScope, Inc. 6.00%, 3/1/2026(a)		165	174

Construction & Engineering — 0.4%
Heathrow Funding Ltd. (United Kingdom) 6.45%, 12/10/2031(f)	GBP	5,700	10,929

Consumer Finance — 2.3%
AerCap Ireland Capital DAC (Ireland)
4.45%, 12/16/2021		5,000	5,150
4.88%, 1/16/2024		1,700	1,831
3.50%, 1/15/2025		2,265	2,348
Ally Financial, Inc. 5.75%, 11/20/2025		300	350
Avolon Holdings Funding Ltd. (Ireland)
5.25%, 5/15/2024(a)		1,600	1,709
3.95%, 7/1/2024(a)		5,000	5,138
2.88%, 2/15/2025(a)		2,546	2,501
4.25%, 4/15/2026(a)		2,070	2,144
4.38%, 5/1/2026(a)		490	506
Ford Motor Credit Co. LLC
4.06%, 11/1/2024		2,000	2,080
3.38%, 11/13/2025		5,120	5,138
4.39%, 1/8/2026		1,135	1,180
General Motors Financial Co., Inc.
5.20%, 3/20/2023		6,000	6,581
4.15%, 6/19/2023		2,000	2,152
1.70%, 8/18/2023		4,250	4,353
3.95%, 4/13/2024		627	681
2.75%, 6/20/2025		3,816	4,038
5.25%, 3/1/2026		1,685	1,972
3.85%, 1/5/2028		155	173
Navient Corp. 7.25%, 1/25/2022		200	210
OneMain Finance Corp.
6.88%, 3/15/2025		650	744
7.13%, 3/15/2026		250	288

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024(a)		413	441
Volkswagen International Finance NV (Germany) (EUR Swap Annual 12 Year + 2.97%), 4.62%, 3/24/2026(c)(d)(e)(f)	EUR	7,000	9,248

			60,956

Containers & Packaging — 0.0%(b)
Berry Global, Inc. 4.88%, 7/15/2026(a)		300	318
LABL Escrow Issuer LLC 6.75%, 7/15/2026(a)		160	171
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024(a)		200	203
Reynolds Group Issuer, Inc. 5.13%, 7/15/2023(a)		6	6

			698

Diversified Consumer Services — 0.4%
Duke University Series 2020, 2.83%, 10/1/2055		4,260	4,571
Pepperdine University Series 2020, 3.30%, 12/1/2059		190	206
President and Fellows of Harvard College 2.52%, 10/15/2050		640	672
Service Corp. International
4.63%, 12/15/2027		23	24
5.13%, 6/1/2029		250	278
3.38%, 8/15/2030		1,205	1,235
Trustees of Boston University Series Ee, 3.17%, 10/1/2050		2,880	3,069
University of Chicago (The) Series 20B, 2.76%, 4/1/2045		770	802
William Marsh Rice University 2.60%, 5/15/2050		200	195

			11,052

Diversified Financial Services — 1.3%
CK Hutchison International 17 II Ltd. (United Kingdom)
2.75%, 3/29/2023(a)		775	809
3.25%, 9/29/2027(a)		220	241
CK Hutchison International 19 Ltd. (United Kingdom) 3.25%, 4/11/2024(a)		635	679
EDP Finance BV (Portugal) 3.63%, 7/15/2024(a)		200	218
Equitable Holdings, Inc. Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.74%), 4.95%, 9/15/2025(c)(d)(e)		1,057	1,107
GE Capital Funding LLC 4.40%, 5/15/2030(a)		13,085	15,067
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/2025		845	927
4.42%, 11/15/2035		2,695	3,109
Hutchison Whampoa International 14 Ltd. (United Kingdom) 3.63%, 10/31/2024(a)		243	266
Shell International Finance BV (Netherlands)
2.38%, 11/7/2029		3,750	4,023
2.75%, 4/6/2030		6,055	6,712
4.55%, 8/12/2043		785	1,041

			34,199

Diversified Telecommunication Services — 4.1%
Altice France SA (France) 7.38%, 5/1/2026(a)		200	210
AT&T, Inc.
3.80%, 2/15/2027		7,560	8,654
1.65%, 2/1/2028		2,220	2,251
4.30%, 2/15/2030		5,000	5,970
2.75%, 6/1/2031		3,610	3,835
2.25%, 2/1/2032		8,265	8,363
3.50%, 6/1/2041		4,250	4,577
4.30%, 12/15/2042		7,548	8,840
3.10%, 2/1/2043		1,305	1,335
4.80%, 6/15/2044		921	1,155
3.30%, 2/1/2052		2,180	2,166
3.50%, 9/15/2053(a)		3,118	3,193
3.55%, 9/15/2055(a)		1,890	1,934
3.65%, 9/15/2059(a)		1,614	1,644
Bell Canada (Canada) 4.30%, 7/29/2049		500	649
CCO Holdings LLC
5.50%, 5/1/2026(a)		1,400	1,458
5.13%, 5/1/2027(a)		335	352
5.00%, 2/1/2028(a)		55	58
4.75%, 3/1/2030(a)		525	556
4.50%, 8/15/2030(a)		395	417
CenturyLink, Inc.
5.63%, 4/1/2025		130	140
5.13%, 12/15/2026(a)		185	192
4.00%, 2/15/2027(a)		560	579
Cincinnati Bell, Inc. 8.00%, 10/15/2025(a)		250	268
Deutsche Telekom International Finance BV (Germany) 3.60%, 1/19/2027(a)		5,000	5,634
Embarq Corp. 8.00%, 6/1/2036		100	120
Level 3 Financing, Inc.
5.38%, 5/1/2025		230	236
4.63%, 9/15/2027(a)		119	124
4.25%, 7/1/2028(a)		555	573
Sprint Capital Corp. 8.75%, 3/15/2032		95	146
Telecom Italia Capital SA (Italy) 6.00%, 9/30/2034		300	355

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Telefonica Emisiones SA (Spain)
4.67%, 3/6/2038	325	390
4.90%, 3/6/2048	530	652
Verizon Communications, Inc.
4.33%, 9/21/2028	10,310	12,507
4.02%, 12/3/2029	6,135	7,296
1.68%, 10/30/2030(a)	1,855	1,860
4.40%, 11/1/2034	235	297
4.27%, 1/15/2036	8,120	10,176
2.65%, 11/20/2040	2,855	2,936
3.85%, 11/1/2042	55	66
4.13%, 8/15/2046	475	598
4.86%, 8/21/2046	2,500	3,435
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029(a)	200	217
Zayo Group Holdings, Inc. 4.00%, 3/1/2027(a)	100	99

		106,513

Electric Utilities — 7.5%
Alabama Power Co. 3.85%, 12/1/2042	90	110
Alliant Energy Finance LLC
1.40%, 3/15/2026(a)	850	851
4.25%, 6/15/2028(a)	996	1,151
Appalachian Power Co. 6.38%, 4/1/2036	135	187
Baltimore Gas and Electric Co.
3.20%, 9/15/2049	1,085	1,215
2.90%, 6/15/2050	1,055	1,136
Cleveland Electric Illuminating Co. (The) 3.50%, 4/1/2028(a)	11,360	12,078
Commonwealth Edison Co.
4.70%, 1/15/2044	600	813
3.70%, 3/1/2045	2,960	3,558
3.65%, 6/15/2046	1,060	1,274
Series 123, 3.75%, 8/15/2047	1,250	1,538
3.00%, 3/1/2050	160	177
Duke Energy Carolinas LLC
4.25%, 12/15/2041	2,500	3,196
3.20%, 8/15/2049	290	335
Duke Energy Florida LLC
3.80%, 7/15/2028	1,150	1,357
3.40%, 10/1/2046	5,160	6,023
Duke Energy Indiana LLC 3.75%, 5/15/2046	1,633	1,971
Duke Energy Progress LLC
3.70%, 9/1/2028	2,630	3,078
3.70%, 10/15/2046	175	213
Duquesne Light Holdings, Inc.
3.62%, 8/1/2027(a)	1,313	1,431
2.53%, 10/1/2030(a)	1,870	1,910
Edison International
2.40%, 9/15/2022	5,700	5,799
3.13%, 11/15/2022	2,130	2,203
2.95%, 3/15/2023	1,000	1,032
3.55%, 11/15/2024	597	634
4.95%, 4/15/2025	5,250	5,864
Emera US Finance LP (Canada) 4.75%, 6/15/2046	2,961	3,722
Emera, Inc. (Canada) Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076(c)	1,310	1,503
Enel Finance International NV (Italy)
4.25%, 9/14/2023(a)	3,820	4,190
4.63%, 9/14/2025(a)	1,243	1,450
3.63%, 5/25/2027(a)	200	227
3.50%, 4/6/2028(a)	1,120	1,279
6.00%, 10/7/2039(a)	2,923	4,106
Entergy Arkansas LLC
4.00%, 6/1/2028	240	282
4.95%, 12/15/2044	100	109
Entergy Louisiana LLC
1.60%, 12/15/2030	2,400	2,431
4.95%, 1/15/2045	854	937
Entergy Texas, Inc.
3.45%, 12/1/2027	432	473
4.00%, 3/30/2029	295	345
Evergy Metro, Inc. Series 2020, 2.25%, 6/1/2030	2,699	2,868
Evergy, Inc. 2.90%, 9/15/2029	7,129	7,740
Florida Power & Light Co.
4.95%, 6/1/2035	1,265	1,758
4.05%, 6/1/2042	250	317
Fortis, Inc. (Canada) 3.06%, 10/4/2026	3,381	3,707
ITC Holdings Corp.
3.35%, 11/15/2027	1,150	1,281
2.95%, 5/14/2030(a)	10,020	10,958
Louisville Gas & Electric Co. 4.65%, 11/15/2043	235	303
Metropolitan Edison Co. 4.00%, 4/15/2025(a)	273	297
Mississippi Power Co. 3.95%, 3/30/2028	2,100	2,424
Narragansett Electric Co. (The) 3.40%, 4/9/2030(a)	520	592
NextEra Energy Capital Holdings, Inc.
3.50%, 4/1/2029	120	138
2.25%, 6/1/2030	8,066	8,444
(ICE LIBOR USD 3 Month + 2.13%), 2.38%, 6/15/2067(c)	1,600	1,391
NextEra Energy Operating Partners LP 4.50%, 9/15/2027(a)	500	547
NRG Energy, Inc.
2.00%, 12/2/2025(a)	1,930	1,957
7.25%, 5/15/2026	161	171
2.45%, 12/2/2027(a)	1,850	1,897
5.75%, 1/15/2028	700	764
4.45%, 6/15/2029(a)	220	251

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Ohio Power Co. 4.00%, 6/1/2049	110	139
Oncor Electric Delivery Co. LLC 3.70%, 5/15/2050	305	381
Pacific Gas and Electric Co.
3.25%, 6/15/2023	1,975	2,054
4.25%, 8/1/2023	3,332	3,555
3.85%, 11/15/2023	1,000	1,062
3.75%, 2/15/2024	2,357	2,508
3.50%, 6/15/2025	1,226	1,312
2.95%, 3/1/2026	1,032	1,081
4.65%, 8/1/2028	1,530	1,721
4.60%, 6/15/2043	2,798	3,062
4.75%, 2/15/2044	949	1,066
4.25%, 3/15/2046	1,748	1,874
4.00%, 12/1/2046	3,290	3,422
3.95%, 12/1/2047	1,430	1,490
PacifiCorp
4.13%, 1/15/2049	1,145	1,484
3.30%, 3/15/2051	4,232	4,897
PECO Energy Co. 2.80%, 6/15/2050	1,255	1,343
Pennsylvania Electric Co.
3.25%, 3/15/2028(a)	455	490
3.60%, 6/1/2029(a)	420	461
PG&E Corp. 5.00%, 7/1/2028	130	139
PPL Capital Funding, Inc. Series A, (ICE LIBOR USD 3 Month + 2.67%), 2.89%, 3/30/2067(c)	1,500	1,262
Public Service Co. of Colorado Series 34, 3.20%, 3/1/2050	110	127
Public Service Electric and Gas Co. 2.70%, 5/1/2050	1,920	2,038
Southern California Edison Co.
Series B, 3.65%, 3/1/2028	335	375
2.25%, 6/1/2030	11,860	12,292
4.50%, 9/1/2040	170	206
Series 13-A, 3.90%, 3/15/2043	28	31
Series C, 3.60%, 2/1/2045	525	582
Southwestern Electric Power Co. Series J, 3.90%, 4/1/2045	550	636
Tucson Electric Power Co.
1.50%, 8/1/2030	3,195	3,175
4.00%, 6/15/2050	729	902
Union Electric Co. 2.95%, 3/15/2030	4,507	5,022
Vistra Operations Co. LLC
5.50%, 9/1/2026(a)	2,000	2,093
5.00%, 7/31/2027(a)	227	240
4.30%, 7/15/2029(a)	2,755	3,084
Xcel Energy, Inc. 3.50%, 12/1/2049	1,270	1,495

		195,094

Electrical Equipment — 0.0%(b)
Sensata Technologies BV 5.00%, 10/1/2025(a)	215	239

Energy Equipment & Services — 0.2%
Baker Hughes a GE Co. LLC 3.34%, 12/15/2027	3,055	3,366
Schlumberger Holdings Corp. 3.90%, 5/17/2028(a)	830	922

		4,288

Entertainment — 0.5%
Live Nation Entertainment, Inc. 6.50%, 5/15/2027(a)	165	183
Netflix, Inc.
4.88%, 4/15/2028	650	744
5.88%, 11/15/2028	245	296
TWDC Enterprises 18 Corp. 3.00%, 7/30/2046	615	665
Walt Disney Co. (The)
2.65%, 1/13/2031	5,910	6,430
3.50%, 5/13/2040	1,500	1,754
2.75%, 9/1/2049	2,530	2,607

		12,679

Equity Real Estate Investment Trusts (REITs) — 3.7%
Alexandria Real Estate Equities, Inc. 4.90%, 12/15/2030	3,890	4,910
American Tower Corp.
2.75%, 1/15/2027	5,875	6,353
3.13%, 1/15/2027	1,827	2,008
3.95%, 3/15/2029	3,528	4,103
3.10%, 6/15/2050	4,135	4,286
Crown Castle International Corp.
3.65%, 9/1/2027	2,500	2,828
3.10%, 11/15/2029	2,000	2,189
2.25%, 1/15/2031	3,840	3,974
4.15%, 7/1/2050	665	791
3.25%, 1/15/2051	615	646
ESH Hospitality, Inc. 5.25%, 5/1/2025(a)	25	26
Essex Portfolio LP 2.65%, 9/1/2050	3,920	3,774
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028(a)	200	219
Healthcare Trust of America Holdings LP
3.50%, 8/1/2026	4,980	5,616
3.10%, 2/15/2030	5,000	5,433
2.00%, 3/15/2031	1,450	1,429
Healthpeak Properties, Inc.
3.00%, 1/15/2030	5,960	6,508
2.88%, 1/15/2031	3,560	3,803
Iron Mountain, Inc. 4.88%, 9/15/2029(a)	200	208
Life Storage LP 4.00%, 6/15/2029	2,725	3,151
MGM Growth Properties Operating Partnership LP 5.75%, 2/1/2027	185	206

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Prologis LP 2.13%, 10/15/2050	1,000	935
Scentre Group Trust 1 (Australia) 3.25%, 10/28/2025(a)	945	1,006
Scentre Group Trust 2 (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 4.75%, 9/24/2080(a)(c)	2,773	2,884
Simon Property Group LP
3.50%, 9/1/2025	2,889	3,183
3.38%, 6/15/2027	1,961	2,152
3.25%, 9/13/2049	2,588	2,540
UDR, Inc.
2.95%, 9/1/2026	170	185
3.20%, 1/15/2030	3,230	3,600
3.00%, 8/15/2031	50	55
Ventas Realty LP
4.13%, 1/15/2026	500	572
3.85%, 4/1/2027	170	190
4.40%, 1/15/2029	155	180
5.70%, 9/30/2043	300	386
VICI Properties LP
4.25%, 12/1/2026(a)	150	155
3.75%, 2/15/2027(a)	1,345	1,372
4.13%, 8/15/2030(a)	100	103
WEA Finance LLC (France) 2.88%, 1/15/2027(a)	4,085	4,086
Welltower, Inc. 2.75%, 1/15/2031	5,420	5,675
WP Carey, Inc.
4.60%, 4/1/2024	2,569	2,847
2.40%, 2/1/2031	1,400	1,429

		95,996

Food & Staples Retailing — 0.6%
Albertsons Cos., Inc.
5.75%, 3/15/2025	88	91
4.88%, 2/15/2030(a)	330	361
Alimentation Couche-Tard, Inc. (Canada) 3.80%, 1/25/2050(a)	325	380
CK Hutchison International 20 Ltd. (United Kingdom) 3.38%, 5/8/2050(a)	1,480	1,650
Kroger Co. (The) 3.88%, 10/15/2046	2,458	2,904
Sysco Corp. 3.30%, 2/15/2050	5,686	5,998
Walmart, Inc.
3.95%, 6/28/2038	2,770	3,596
3.63%, 12/15/2047	1,000	1,282

		16,262

Food Products — 0.6%
Bunge Ltd. Finance Corp. 1.63%, 8/17/2025	6,440	6,573
Grupo Bimbo SAB de CV (Mexico) 4.00%, 9/6/2049(a)	1,985	2,169
Kraft Heinz Foods Co.
3.95%, 7/15/2025	200	221
3.88%, 5/15/2027(a)	1,310	1,417
4.63%, 1/30/2029	500	573
5.00%, 6/4/2042	100	115
Lamb Weston Holdings, Inc. 4.88%, 11/1/2026(a)	1,730	1,799
Post Holdings, Inc. 4.63%, 4/15/2030(a)	345	360
Smithfield Foods, Inc. 3.00%, 10/15/2030(a)	1,590	1,654

		14,881

Gas Utilities — 0.5%
Atmos Energy Corp. 3.00%, 6/15/2027	2,900	3,228
Boston Gas Co. 3.15%, 8/1/2027(a)	7,560	8,368
Southern California Gas Co. 4.45%, 3/15/2044	160	203

		11,799

Health Care Equipment & Supplies — 0.5%
Becton Dickinson and Co.
3.36%, 6/6/2024	4,275	4,623
3.70%, 6/6/2027	3,135	3,598
3.79%, 5/20/2050	2,895	3,415
Boston Scientific Corp. 4.55%, 3/1/2039	1,180	1,512
Zimmer Biomet Holdings, Inc. 4.45%, 8/15/2045	880	1,026

		14,174

Health Care Providers & Services — 3.5%
Aetna, Inc.
4.13%, 11/15/2042	1,050	1,245
4.75%, 3/15/2044	1,420	1,813
3.88%, 8/15/2047	985	1,174
Anthem, Inc.
4.63%, 5/15/2042	200	263
4.65%, 1/15/2043	2,000	2,643
Centene Corp.
5.38%, 6/1/2026(a)	230	242
5.38%, 8/15/2026(a)	520	549
3.38%, 2/15/2030	420	440
Cigna Corp.
4.38%, 10/15/2028	5,840	7,018
2.40%, 3/15/2030	1,231	1,308
3.20%, 3/15/2040	3,955	4,378
3.40%, 3/15/2050	340	384
Cigna Holding Co. 3.25%, 4/15/2025	1,058	1,151
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	140	156
CVS Health Corp.
4.30%, 3/25/2028	6,995	8,227
1.75%, 8/21/2030	4,100	4,099
2.70%, 8/21/2040	14,040	14,191
Encompass Health Corp. 4.50%, 2/1/2028	350	366

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
HCA, Inc.
5.00%, 3/15/2024	2,320	2,609
5.25%, 4/15/2025	370	432
5.88%, 2/15/2026	50	57
4.50%, 2/15/2027	12,585	14,468
5.63%, 9/1/2028	400	469
5.88%, 2/1/2029	165	197
5.25%, 6/15/2049	789	1,040
Memorial Health Services 3.45%, 11/1/2049	260	274
New York and Presbyterian Hospital (The) 2.26%, 8/1/2040	3,570	3,466
Tenet Healthcare Corp.
4.63%, 7/15/2024	300	305
4.88%, 1/1/2026(a)	173	178
6.25%, 2/1/2027(a)	55	58
Texas Health Resources Series 2019, 3.37%, 11/15/2051	135	144
UnitedHealth Group, Inc.
3.50%, 8/15/2039	200	238
2.75%, 5/15/2040	7,201	7,890
4.20%, 1/15/2047	2,205	2,942
2.90%, 5/15/2050	285	316
Universal Health Services, Inc. 2.65%, 10/15/2030(a)	5,795	5,970

		90,700

Health Care Technology — 0.1%
IQVIA, Inc.
5.00%, 10/15/2026(a)	1,100	1,151
5.00%, 5/15/2027(a)	200	210

		1,361

Hotels, Restaurants & Leisure — 0.6%
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/2024	200	202
5.13%, 5/1/2026	30	31
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	14	15
International Game Technology plc 6.50%, 2/15/2025(a)	1,050	1,158
Marriott International, Inc. Series EE, 5.75%, 5/1/2025	100	116
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026	30	32
McDonald’s Corp. 3.63%, 9/1/2049	6,250	7,324
MGM Resorts International
6.00%, 3/15/2023	250	267
4.63%, 9/1/2026	35	36
Six Flags Entertainment Corp. 5.50%, 4/15/2027(a)	30	30
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025(a)	15	16
Starbucks Corp.
3.75%, 12/1/2047	1,650	1,915
3.35%, 3/12/2050	3,620	4,004
Wynn Las Vegas LLC 5.50%, 3/1/2025(a)	180	184
Wynn Resorts Finance LLC 5.13%, 10/1/2029(a)	180	183
Yum! Brands, Inc. 7.75%, 4/1/2025(a)	155	172

		15,685

Household Durables — 0.1%
Lennar Corp.
4.75%, 11/15/2022(g)	75	80
4.50%, 4/30/2024	100	110
5.88%, 11/15/2024	250	289
Newell Brands, Inc. 4.70%, 4/1/2026(g)	1,498	1,614
Tempur Sealy International, Inc. 5.50%, 6/15/2026	230	240

		2,333

Household Products — 0.1%
Central Garden & Pet Co. 5.13%, 2/1/2028	250	266
Energizer Holdings, Inc. 7.75%, 1/15/2027(a)	235	256
Reckitt Benckiser Treasury Services plc (United Kingdom) 3.00%, 6/26/2027(a)	800	891
Spectrum Brands, Inc.
5.75%, 7/15/2025	200	207
5.00%, 10/1/2029(a)	200	216

		1,836

Independent Power and Renewable Electricity Producers — 0.9%
AES Corp. (The)
3.30%, 7/15/2025(a)	4,110	4,483
1.38%, 1/15/2026(a)	2,670	2,692
6.00%, 5/15/2026	200	211
5.13%, 9/1/2027	4,770	5,256
3.95%, 7/15/2030(a)	2,185	2,478
2.45%, 1/15/2031(a)	2,290	2,324
Alexander Funding Trust 1.84%, 11/15/2023(a)	5,130	5,166
Calpine Corp. 5.25%, 6/1/2026(a)	165	171
Southern Power Co.
5.15%, 9/15/2041	175	209
Series F, 4.95%, 12/15/2046	1,110	1,313

		24,303

Industrial Conglomerates — 0.8%
General Electric Co.
3.63%, 5/1/2030	6,120	6,860
4.13%, 10/9/2042	2,447	2,751
Honeywell International, Inc. 2.80%, 6/1/2050	1,540	1,713
Roper Technologies, Inc.
1.40%, 9/15/2027	4,450	4,506
2.95%, 9/15/2029	3,280	3,618

		19,448

Insurance — 1.4%
Aflac, Inc. 4.00%, 10/15/2046	3,597	4,241

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
American International Group, Inc.
3.40%, 6/30/2030		3,000	3,420
3.88%, 1/15/2035		2,865	3,459
Berkshire Hathaway Finance Corp.
4.20%, 8/15/2048		6,120	8,231
2.85%, 10/15/2050		3,020	3,299
Guardian Life Insurance Co. of America (The)
4.88%, 6/19/2064(a)		530	717
3.70%, 1/22/2070(a)		565	621
Harborwalk Funding Trust (ICE LIBOR USD 3 Month + 3.19%), 5.08%, 2/15/2069(a)(c)		155	197
MetLife, Inc.
Series C, (ICE LIBOR USD 3 Month + 3.58%), 3.83%, 1/7/2021(c)(d)(e)		245	244
6.40%, 12/15/2036		750	955
4.13%, 8/13/2042		315	403
New York Life Insurance Co.
3.75%, 5/15/2050(a)		1,245	1,472
4.45%, 5/15/2069(a)		845	1,141
Northwestern Mutual Life Insurance Co. (The) 3.85%, 9/30/2047(a)		280	333
Prudential Financial, Inc.
3.00%, 3/10/2040		1,805	1,961
3.91%, 12/7/2047		35	43
3.94%, 12/7/2049		170	206
3.70%, 3/13/2051		1,250	1,506
Reliance Standard Life Global Funding II 3.85%, 9/19/2023(a)		390	419
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049(a)(c)		200	232
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047(a)		480	592
(ICE LIBOR USD 3 Month + 2.66%), 4.38%, 9/15/2054(a)(c)		1,050	1,118
Travelers Cos., Inc. (The) 2.55%, 4/27/2050		930	980

			35,790

Interactive Media & Services — 0.2%
Alphabet, Inc.
1.90%, 8/15/2040		3,815	3,774
2.25%, 8/15/2060		1,090	1,080

			4,854

Internet & Direct Marketing Retail — 0.5%
Amazon.com, Inc.
3.88%, 8/22/2037		7,705	9,776
2.50%, 6/3/2050		859	906
2.70%, 6/3/2060		1,945	2,117
Expedia Group, Inc.
7.00%, 5/1/2025(a)		160	175

			12,974

IT Services — 1.0%
Fiserv, Inc. 3.50%, 7/1/2029		1,240	1,420
Global Payments, Inc.
3.20%, 8/15/2029		4,239	4,702
2.90%, 5/15/2030		2,110	2,306
International Business Machines Corp.
1.70%, 5/15/2027		890	923
1.95%, 5/15/2030		4,070	4,206
2.85%, 5/15/2040		3,295	3,538
VeriSign, Inc. 5.25%, 4/1/2025		150	170
Visa, Inc. 2.70%, 4/15/2040		7,055	7,818

			25,083

Leisure Products — 0.0%(b)
Mattel, Inc.
6.75%, 12/31/2025(a)		240	253
5.88%, 12/15/2027(a)		100	110

			363

Life Sciences Tools & Services — 0.0%(b)
Thermo Fisher Scientific, Inc. 1.88%, 10/1/2049	EUR	335	456

Machinery — 0.1%
Caterpillar, Inc. 3.25%, 4/9/2050		800	955
Cummins, Inc. 2.60%, 9/1/2050		1,500	1,542
SPX FLOW, Inc. 5.88%, 8/15/2026(a)		170	177

			2,674

Media — 4.2%
Altice Financing SA (Luxembourg) 7.50%, 5/15/2026(a)		200	211
Charter Communications Operating LLC
2.80%, 4/1/2031		1,970	2,083
2.30%, 2/1/2032		2,360	2,365
5.13%, 7/1/2049		4,975	6,104
4.80%, 3/1/2050		4,015	4,812
3.70%, 4/1/2051		1,980	2,073
Clear Channel Worldwide Holdings, Inc. 5.13%, 8/15/2027(a)		255	258
Comcast Corp.
2.35%, 1/15/2027		3,604	3,875
4.15%, 10/15/2028		4,820	5,800
3.40%, 4/1/2030		7,360	8,503
1.95%, 1/15/2031		4,790	4,941
3.20%, 7/15/2036		3,775	4,301
3.75%, 4/1/2040		10,260	12,450
2.45%, 8/15/2052		5,585	5,484

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Cox Communications, Inc.
3.35%, 9/15/2026(a)	450	503
3.50%, 8/15/2027(a)	2,000	2,256
4.80%, 2/1/2035(a)	1,070	1,346
4.60%, 8/15/2047(a)	105	137
CSC Holdings LLC
5.50%, 5/15/2026(a)	1,250	1,300
5.50%, 4/15/2027(a)	200	211
5.38%, 2/1/2028(a)	750	796
5.75%, 1/15/2030(a)	200	216
Diamond Sports Group LLC 5.38%, 8/15/2026(a)	25	19
Discovery Communications LLC
3.95%, 3/20/2028	10,060	11,542
4.13%, 5/15/2029	1,190	1,394
4.95%, 5/15/2042	265	326
5.20%, 9/20/2047	2,095	2,662
DISH DBS Corp.
5.00%, 3/15/2023	435	452
5.88%, 11/15/2024	70	75
Entercom Media Corp. 6.50%, 5/1/2027(a)	195	189
Fox Corp. 3.50%, 4/8/2030	4,690	5,333
Gray Television, Inc. 7.00%, 5/15/2027(a)	75	83
iHeartCommunications, Inc. 5.25%, 8/15/2027(a)	250	256
Lamar Media Corp.
5.75%, 2/1/2026	200	207
4.00%, 2/15/2030	650	676
Midcontinent Communications 5.38%, 8/15/2027(a)	170	178
Nexstar Broadcasting, Inc. 5.63%, 7/15/2027(a)	250	267
Sirius XM Radio, Inc. 5.00%, 8/1/2027(a)	360	379
Time Warner Cable LLC
5.88%, 11/15/2040	2,140	2,770
5.50%, 9/1/2041	620	789
4.50%, 9/15/2042	520	599
ViacomCBS, Inc.
4.20%, 5/19/2032	4,589	5,429
4.38%, 3/15/2043	80	93
4.60%, 1/15/2045	1,700	1,997
(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057(c)	1,508	1,553
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057(c)	2,456	2,722
Videotron Ltd. (Canada) 5.13%, 4/15/2027(a)	327	346

		110,361

Metals & Mining — 1.0%
Alcoa Nederland Holding BV 6.13%, 5/15/2028(a)	200	221
Arconic Corp.
6.00%, 5/15/2025(a)	500	539
6.13%, 2/15/2028(a)	300	325
Freeport-McMoRan, Inc.
4.38%, 8/1/2028	1,700	1,817
5.45%, 3/15/2043	200	250
Glencore Finance Canada Ltd. (Switzerland) 5.55%, 10/25/2042(a)(g)	310	375
Glencore Funding LLC (Australia)
4.63%, 4/29/2024(a)	2,750	3,063
4.00%, 3/27/2027(a)	4,010	4,490
2.50%, 9/1/2030(a)	4,345	4,331
Kaiser Aluminum Corp. 4.63%, 3/1/2028(a)	450	464
Newcrest Finance Pty. Ltd. (Australia) 4.20%, 5/13/2050(a)	410	499
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	8,672	9,519

		25,893

Multiline Retail — 0.0%(b)
Macy’s, Inc. 8.38%, 6/15/2025(a)	170	185
Nordstrom, Inc. 8.75%, 5/15/2025(a)	160	179

		364

Multi-Utilities — 2.0%
Ameren Corp. 3.50%, 1/15/2031	4,535	5,248
Berkshire Hathaway Energy Co.
3.70%, 7/15/2030(a)	8,010	9,502
2.85%, 5/15/2051(a)	1,840	1,917
CenterPoint Energy, Inc.
Series A, (ICE LIBOR USD 3 Month + 3.27%), 6.13%, 9/1/2023(c)(d)(e)	4,419	4,563
2.95%, 3/1/2030	517	565
CMS Energy Corp.
2.95%, 2/15/2027	6,000	6,484
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.12%), 4.75%, 6/1/2050(c)	3,020	3,319
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.90%), 3.75%, 12/1/2050(c)	1,510	1,529
Dominion Energy, Inc.
Series C, 4.05%, 9/15/2042	160	192
NiSource, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.84%), 5.65%, 6/15/2023(c)(d)(e)	1,782	1,827
2.95%, 9/1/2029	3,330	3,659
San Diego Gas & Electric Co. 4.30%, 4/1/2042	315	378
Southern Co. Gas Capital Corp.
3.25%, 6/15/2026	6,000	6,655

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 20-A, 1.75%, 1/15/2031	5,220	5,262

		51,100

Oil, Gas & Consumable Fuels — 8.7%
BP Capital Markets America, Inc.
3.54%, 4/6/2027	11,115	12,478
4.23%, 11/6/2028	1,965	2,337
3.00%, 2/24/2050	1,045	1,080
2.77%, 11/10/2050	1,510	1,495
BP Capital Markets plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025(c)(d)(e)	3,830	4,088
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030(c)(d)(e)	5,503	6,069
Buckeye Partners LP 5.60%, 10/15/2044	115	106
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	1,500	1,719
Chevron Corp. 2.98%, 5/11/2040	940	1,042
Chevron USA, Inc. 2.34%, 8/12/2050	6,280	6,098
Cimarex Energy Co. 3.90%, 5/15/2027	220	241
Concho Resources, Inc.
3.75%, 10/1/2027	6,381	7,254
4.30%, 8/15/2028	2,780	3,296
Diamondback Energy, Inc.
2.88%, 12/1/2024	2,091	2,179
4.75%, 5/31/2025	1,310	1,460
3.25%, 12/1/2026	976	1,033
3.50%, 12/1/2029	2,052	2,150
Enbridge, Inc. (Canada) 3.13%, 11/15/2029	5,995	6,507
Energy Transfer Operating LP
2.90%, 5/15/2025	2,160	2,241
4.75%, 1/15/2026	245	272
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 7.13%, 5/15/2030(c)(d)(e)	255	242
5.80%, 6/15/2038	1,700	1,878
6.05%, 6/1/2041	170	189
5.15%, 2/1/2043	280	286
5.00%, 5/15/2050	2,000	2,122
Eni SpA (Italy)
Series X-R, 4.00%, 9/12/2023(a)	2,850	3,101
Series X-R, 4.75%, 9/12/2028(a)	205	246
4.25%, 5/9/2029(a)	400	466
Enterprise Products Operating LLC
4.45%, 2/15/2043	4,665	5,543
3.70%, 1/31/2051	2,835	3,076
Equinor ASA (Norway) 2.38%, 5/22/2030	1,230	1,313
Exxon Mobil Corp.
2.61%, 10/15/2030	12,450	13,586
3.45%, 4/15/2051	1,500	1,705
Gray Oak Pipeline LLC
2.00%, 9/15/2023(a)	1,560	1,572
2.60%, 10/15/2025(a)	1,630	1,655
3.45%, 10/15/2027(a)	950	977
Kinder Morgan Energy Partners LP 4.70%, 11/1/2042	2,655	3,008
Kinder Morgan, Inc.
5.30%, 12/1/2034	240	290
3.25%, 8/1/2050	3,500	3,398
Marathon Petroleum Corp.
4.50%, 5/1/2023	7,192	7,772
4.75%, 9/15/2044	143	159
MEG Energy Corp. (Canada) 6.50%, 1/15/2025(a)	125	128
MPLX LP
4.88%, 12/1/2024	2,000	2,269
1.75%, 3/1/2026	3,760	3,810
4.00%, 3/15/2028	1,000	1,129
4.50%, 4/15/2038	2,402	2,661
4.70%, 4/15/2048	5,300	5,969
Noble Energy, Inc.
3.90%, 11/15/2024	2,000	2,229
3.85%, 1/15/2028	1,958	2,267
3.25%, 10/15/2029	5,410	6,128
4.95%, 8/15/2047	3,000	4,135
4.20%, 10/15/2049	605	763
ONEOK, Inc. 3.40%, 9/1/2029	819	850
Parsley Energy LLC 5.63%, 10/15/2027(a)	150	162
Phillips 66 2.15%, 12/15/2030	7,436	7,421
Phillips 66 Partners LP
3.15%, 12/15/2029	1,180	1,196
4.90%, 10/1/2046	120	129
Pioneer Natural Resources Co. 1.90%, 8/15/2030	3,140	3,086
Plains All American Pipeline LP
3.65%, 6/1/2022	2,500	2,568
4.65%, 10/15/2025	355	388
4.50%, 12/15/2026	180	198
3.80%, 9/15/2030	2,340	2,444
4.30%, 1/31/2043	2,007	1,865
Sabine Pass Liquefaction LLC
4.20%, 3/15/2028	4,210	4,741
4.50%, 5/15/2030(a)	3,850	4,492
Suncor Energy, Inc. (Canada) 3.10%, 5/15/2025	10,290	11,179

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Sunoco Logistics Partners Operations LP
4.00%, 10/1/2027		5,744	6,175
5.30%, 4/1/2044		1,330	1,394
Targa Resources Partners LP
5.88%, 4/15/2026		200	211
5.00%, 1/15/2028		30	31
Total Capital International SA (France)
2.99%, 6/29/2041		4,150	4,490
3.13%, 5/29/2050		1,830	2,003
Total Capital SA (France) 3.88%, 10/11/2028		2,420	2,885
TransCanada PipeLines Ltd. (Canada)
4.25%, 5/15/2028		3,020	3,543
4.63%, 3/1/2034		3,413	4,071
Transcanada Trust (Canada)
Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076(c)		600	666
(ICE LIBOR USD 3 Month + 4.15%), 5.50%, 9/15/2079(c)		277	303
Transcontinental Gas Pipe Line Co. LLC 3.25%, 5/15/2030(a)		3,830	4,214
Valero Energy Corp.
1.20%, 3/15/2024		1,809	1,809
2.15%, 9/15/2027		2,510	2,506
WPX Energy, Inc. 5.88%, 6/15/2028		2,945	3,173

			225,410

Personal Products — 0.0%(b)
Edgewell Personal Care Co.
5.50%, 6/1/2028(a)		165	177
Prestige Brands, Inc.
6.38%, 3/1/2024(a)		45	46

			223

Pharmaceuticals — 2.9%
AstraZeneca plc (United Kingdom)
3.13%, 6/12/2027		4,000	4,503
2.13%, 8/6/2050		4,296	4,058
Bausch Health Americas, Inc. 9.25%, 4/1/2026(a)		450	500
Bausch Health Cos., Inc.
6.13%, 4/15/2025(a)		155	160
5.50%, 11/1/2025(a)		200	206
5.75%, 8/15/2027(a)		125	134
Bayer Capital Corp. BV (Germany) 1.50%, 6/26/2026(f)	EUR	10,000	12,802
Bristol-Myers Squibb Co.
2.35%, 11/13/2040		2,690	2,762
2.55%, 11/13/2050		2,150	2,217
Elanco Animal Health, Inc. 4.91%, 8/27/2021(g)		75	77
Eli Lilly and Co. 2.25%, 5/15/2050		6,305	6,134
Johnson & Johnson
3.40%, 1/15/2038		570	688
2.25%, 9/1/2050		1,900	1,930
Merck & Co., Inc.
2.35%, 6/24/2040		925	967
3.70%, 2/10/2045		1,032	1,298
Par Pharmaceutical, Inc. 7.50%, 4/1/2027(a)		100	108
Pfizer, Inc.
2.55%, 5/28/2040		4,245	4,499
2.70%, 5/28/2050		3,380	3,607
Royalty Pharma plc 1.20%, 9/2/2025(a)		3,950	3,983
Takeda Pharmaceutical Co. Ltd. (Japan)
5.00%, 11/26/2028		7,650	9,515
2.05%, 3/31/2030		5,000	5,106
3.03%, 7/9/2040		2,500	2,646
3.18%, 7/9/2050		2,560	2,736
Viatris, Inc. 4.00%, 6/22/2050(a)		1,455	1,658
Zoetis, Inc. 3.00%, 5/15/2050		2,945	3,255

			75,549

Road & Rail — 0.7%
Avis Budget Car Rental LLC 6.38%, 4/1/2024(a)		35	36
Burlington Northern Santa Fe LLC
5.15%, 9/1/2043		1,260	1,831
3.90%, 8/1/2046		625	817
3.05%, 2/15/2051		3,240	3,742
CSX Corp. 3.80%, 11/1/2046		290	356
Hertz Corp. (The) 5.50%, 10/15/2024(a)(h)		35	15
Norfolk Southern Corp.
3.95%, 10/1/2042		575	705
3.05%, 5/15/2050		5,766	6,385
Union Pacific Corp.
3.60%, 9/15/2037		70	82
4.38%, 9/10/2038		265	335
3.55%, 8/15/2039		1,580	1,846
4.30%, 6/15/2042		255	317
3.25%, 2/5/2050		2,000	2,290

			18,757

Semiconductors & Semiconductor Equipment — 1.5%
Broadcom Corp.
3.88%, 1/15/2027		2,725	3,062
3.50%, 1/15/2028		3,800	4,185
Broadcom, Inc.
3.15%, 11/15/2025		5,084	5,538
3.46%, 9/15/2026		3,057	3,379
4.11%, 9/15/2028		2,315	2,650
4.15%, 11/15/2030		3,725	4,321
Intel Corp. 2.45%, 11/15/2029		2,500	2,727
Microchip Technology, Inc.
2.67%, 9/1/2023(a)		2,775	2,909
4.25%, 9/1/2025(a)		370	388
NVIDIA Corp. 3.50%, 4/1/2050		1,756	2,134

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
NXP BV (Netherlands) 5.35%, 3/1/2026(a)		4,740	5,664
QUALCOMM, Inc. 1.65%, 5/20/2032(a)		3,050	3,060

			40,017

Software — 1.6%
CDK Global, Inc. 4.88%, 6/1/2027		750	789
Microsoft Corp.
4.20%, 11/3/2035		2,960	3,945
3.45%, 8/8/2036		9,005	11,136
3.70%, 8/8/2046		775	1,001
2.68%, 6/1/2060		1,025	1,124
Nuance Communications, Inc. 5.63%, 12/15/2026		100	106
Oracle Corp.
2.80%, 4/1/2027		3,355	3,692
3.80%, 11/15/2037		3,135	3,752
3.60%, 4/1/2040		8,480	9,895
3.60%, 4/1/2050		6,255	7,278
SS&C Technologies, Inc. 5.50%, 9/30/2027(a)		30	32

			42,750

Specialty Retail — 0.9%
Home Depot, Inc. (The)
3.30%, 4/15/2040		9,900	11,703
3.13%, 12/15/2049		1,990	2,291
Lowe’s Cos., Inc.
3.70%, 4/15/2046		2,730	3,215
3.00%, 10/15/2050		3,650	3,920
Penske Automotive Group, Inc. 5.50%, 5/15/2026		100	104
PetSmart, Inc.
7.13%, 3/15/2023(a)		175	173
5.88%, 6/1/2025(a)		165	167
Staples, Inc. 7.50%, 4/15/2026(a)		150	151
TJX Cos., Inc. (The) 3.88%, 4/15/2030		1,292	1,547

			23,271

Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc.
3.85%, 5/4/2043		1,030	1,325
3.45%, 2/9/2045		7,380	9,045
2.95%, 9/11/2049		3,225	3,670
2.65%, 5/11/2050		3,375	3,619
Dell International LLC
6.02%, 6/15/2026(a)		6,687	8,117
4.90%, 10/1/2026(a)		1,191	1,391
6.10%, 7/15/2027(a)		5,972	7,318
EMC Corp. 3.38%, 6/1/2023		174	180
NCR Corp. 5.75%, 9/1/2027(a)		350	368
Western Digital Corp. 4.75%, 2/15/2026		350	382

			35,415

Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc.
3.25%, 3/27/2040		4,435	5,205
3.38%, 3/27/2050		350	423

			5,628

Thrifts & Mortgage Finance — 1.0%
BPCE SA (France)
5.70%, 10/22/2023(a)		11,000	12,405
4.63%, 7/11/2024(a)		1,550	1,726
5.15%, 7/21/2024(a)		3,415	3,870
(SOFR + 1.52%), 1.65%, 10/6/2026(a)(c)		4,900	4,982
3.25%, 1/11/2028(a)		250	277
2.70%, 10/1/2029(a)		315	342
Nationwide Building Society (United Kingdom)
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 5.39%), 5.87%, 12/20/2024(c)(d)(e)(f)	GBP	200	286
(USD ICE Swap Rate 5 Year + 1.85%), 4.12%, 10/18/2032(a)(c)		2,500	2,756

			26,644

Tobacco — 2.4%
Altria Group, Inc.
4.80%, 2/14/2029		7,380	8,835
4.25%, 8/9/2042		2,710	3,052
3.88%, 9/16/2046		5,915	6,367
BAT Capital Corp. (United Kingdom)
3.22%, 9/6/2026		985	1,079
4.70%, 4/2/2027		4,000	4,683
3.56%, 8/15/2027		13,750	15,278
2.26%, 3/25/2028		60	62
4.91%, 4/2/2030		5,350	6,429
4.39%, 8/15/2037		4,665	5,256
Imperial Brands Finance plc (United Kingdom)
3.13%, 7/26/2024(a)		835	891
4.25%, 7/21/2025(a)		1,000	1,123
3.50%, 7/26/2026(a)		1,877	2,063
Philip Morris International, Inc.
4.38%, 11/15/2041		4,000	5,099
3.88%, 8/21/2042		650	778
4.13%, 3/4/2043		650	796

			61,791

Trading Companies & Distributors — 0.8%
AerCap Holdings NV (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.54%), 5.87%, 10/10/2079(c)		1,730	1,634
Air Lease Corp.
3.50%, 1/15/2022		3,000	3,082
3.25%, 3/1/2025		5,600	5,877
3.38%, 7/1/2025		1,500	1,582
2.88%, 1/15/2026		2,390	2,474

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
3.63%, 4/1/2027	3,355	3,528
3.63%, 12/1/2027	365	385
3.00%, 2/1/2030	39	39
Aviation Capital Group LLC 5.50%, 12/15/2024(a)	1,650	1,766
Herc Holdings, Inc. 5.50%, 7/15/2027(a)	70	74
United Rentals North America, Inc.
5.50%, 5/15/2027	200	215
4.88%, 1/15/2028	30	32
3.88%, 2/15/2031	750	784

		21,472

Water Utilities — 0.1%
American Water Capital Corp.
3.75%, 9/1/2028	2,000	2,342
2.80%, 5/1/2030	711	783
3.45%, 5/1/2050	300	357

		3,482

Wireless Telecommunication Services — 2.0%
America Movil SAB de CV (Mexico) 3.63%, 4/22/2029	435	496
Hughes Satellite Systems Corp.
5.25%, 8/1/2026	165	182
6.63%, 8/1/2026	165	184
Rogers Communications, Inc. (Canada) 3.70%, 11/15/2049	2,850	3,395
Sprint Corp.
7.13%, 6/15/2024	1,950	2,269
7.63%, 2/15/2025	300	359
7.63%, 3/1/2026	55	69
T-Mobile USA, Inc.
4.50%, 2/1/2026	2,500	2,567
3.75%, 4/15/2027(a)	15,810	17,898
4.75%, 2/1/2028	305	328
3.88%, 4/15/2030(a)	5,315	6,096
2.25%, 11/15/2031(a)	4,195	4,254
4.38%, 4/15/2040(a)	2,210	2,699
3.30%, 2/15/2051(a)	1,000	1,048
Vodafone Group plc (United Kingdom)
4.38%, 2/19/2043	650	805
4.25%, 9/17/2050	6,860	8,395

		51,044

TOTAL CORPORATE BONDS (Cost $2,389,536)		2,538,278

	Shares (000)
PREFERRED STOCKS — 0.3%
Banks — 0.3%
Bank of America Corp. Series NN, 4.38%, 11/3/2025 ($25 par value)(i)	70	1,816
Wells Fargo & Co. Series Z, 4.75%, 3/15/2025 ($25 par value)(i)	162	4,122

		5,938

Electric Utilities — 0.0%(b)
SCE Trust VI 5.00%, 6/26/2022 ($25 par value)(i)	10	229

TOTAL PREFERRED STOCKS (Cost $5,819)		6,167

	Principal Amount ($000)
ASSET-BACKED SECURITIES — 0.2%
Air Canada Pass-Through Trust (Canada) Series 2017-1, Class AA, 3.30%, 1/15/2030(a)	188	181
British Airways Pass-Through Trust (United Kingdom) Series 2019-1, Class AA, 3.30%, 12/15/2032(a)	129	124
Delta Air Lines Pass-Through Trust Series 2019-1, Class AA, 3.20%, 4/25/2024	160	163
United Airlines Pass-Through Trust
Series 2016-2, Class AA, 2.88%, 10/7/2028	5,048	4,925
Series 2019-1, Class AA, 4.15%, 8/25/2031	145	144
Series 2019-2, Class AA, 2.70%, 5/1/2032	128	121

TOTAL ASSET-BACKED SECURITIES (Cost $5,269)		5,658

MUNICIPAL BONDS — 0.0%(b)(j)
Colorado — 0.0%(b)
Colorado Health Facilities Authority, Sanford Health Series 2019B, Rev., 3.80%, 11/1/2044(Cost $327)	320	355

U.S. TREASURY OBLIGATIONS — 0.0%(b)
U.S. Treasury Bonds 1.25%, 5/15/2050(Cost $4)	5	5

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS — 2.1%
INVESTMENT COMPANIES — 1.9%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(k)(l)(Cost $51,015)	50,983	51,014

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bills 0.09%, 1/14/2021(m)(n)(Cost $4,431)	4,431	4,431

TOTAL SHORT-TERM INVESTMENTS (Cost $55,446)		55,445

Total Investments — 100.1% (Cost $2,456,401)		2,605,908
Liabilities in Excess of Other Assets — (0.1)%		(1,912)

Net Assets — 100.0%		2,603,996

Percentages indicated are based on net assets.

Abbreviations

EUR	Euro
GBP	British Pound
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2020.
(d)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2020.
(e)	Security is an interest bearing note with preferred security characteristics.
(f)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(g)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2020.
(h)	Defaulted security.
(i)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of November 30, 2020.
(j)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of November 30, 2020.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

(m)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(n)	The rate shown is the effective yield as of November 30, 2020.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Futures contracts outstanding as of November 30, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	711	03/2021	USD	157,025	54
U.S. Treasury 5 Year Note	168	03/2021	USD	21,168	13
U.S. Treasury Long Bond	674	03/2021	USD	117,739	20
U.S. Treasury Ultra Bond	334	03/2021	USD	72,040	(566)

					(479)

Short Contracts
Euro-Bobl	(144)	12/2020	EUR	(23,259)	(50)
Euro-Bund	(1)	12/2020	EUR	(209)	(2)
Euro-Buxl	(2)	12/2020	EUR	(540)	(20)
Long Gilt	(59)	03/2021	GBP	(10,555)	(12)
U.S. Treasury 10 Year Note	(1,158)	03/2021	USD	(159,931)	(6)
U.S. Treasury 10 Year Ultra Note	(1,164)	03/2021	USD	(182,766)	(39)

					(129)

					(608)

Abbreviations

EUR	Euro
GBP	British Pound
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of November 30, 2020 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	8,754	USD	11,663	Merrill Lynch International	12/3/2020	8
USD	23,792	EUR	19,828	Barclays Bank plc	1/5/2021	110

Total unrealized appreciation						118

EUR	19,828	USD	23,765	Barclays Bank plc	12/3/2020	(112)
USD	9,420	EUR	7,924	Barclays Bank plc	12/3/2020	(33)
USD	13,804	EUR	11,804	Goldman Sachs International	12/3/2020	(276)
USD	118	EUR	101	State Street Corp.	12/3/2020	(3)
USD	600	GBP	453	BNP Paribas	12/3/2020	(4)
USD	10,942	GBP	8,301	Citibank, NA	12/3/2020	(124)
USD	11,670	GBP	8,754	Merrill Lynch International	1/5/2021	(8)

Total unrealized depreciation						(560)

Net unrealized depreciation						(442)

Abbreviations

EUR	Euro
GBP	British Pound
USD	United States Dollar

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Centrally Cleared Credit default swap contracts outstanding — buy protection(a) as of November 30, 2020 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.IG.35-V1	1.00	Quarterly	12/20/2025	0.50	USD 64,000	(1,434)	(284)	(1,718)

(a)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations

CDX	Credit Default Swap Index
USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$5,658	$—	$5,658
Corporate Bonds	—	2,538,278	—	2,538,278
Municipal Bonds	—	355	—	355
Preferred Stocks	6,167	—	—	6,167
U.S. Treasury Obligations	—	5	—	5
Short-Term Investments
Investment Companies	51,014	—	—	51,014
U.S. Treasury Obligations	—	4,431	—	4,431

Total Short-Term Investments	51,014	4,431	—	55,445

Total Investments in Securities	$57,181	$2,548,727	$—	$2,605,908

Appreciation in Other Financial Instruments
Forward Currency Contracts	$—	$118	$—	$118
Futures Contracts	87	—	—	87

Total Appreciation in Other Financial Instruments	$87	$118	$—	$205

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(560)	$—	$(560)
Futures Contracts	(695)	—	—	(695)
Swaps	—	(284)	—	(284)

Total Depreciation in Other Financial Instruments	$(695)	$(844)	$—	$(1,539)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2020	Shares at November 30, 2020	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	$17,884	$3,573,966	$3,540,924	$92	$(4)	$51,014	50,983	$209		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares(a)	—	4,000	4,000	—	—	—	—	—	(c)	—

Total	$17,884	$3,577,966	$3,544,924	$92	$(4)	$51,014		$209		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2020.
(c)	Amount rounds to less than one thousand.

C. Derivatives — The Fund used derivative instruments including futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including credit default swaps to manage credit risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.